Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

On February 11, 2021, a subscriber to the November 17, 2020 Private Placement directed the Company’s transfer agent to cancel 932,432 common shares purchased and issue 932,432 pre-funded warrants pursuant to the terms of the securities purchase agreement dated November 11, 2020. As a result of this transaction, Akers’ common shares issued and outstanding as of February 26, 2021 was 16,652,829. The conversion had no significant impact on the consolidated financial statements of the Company.